UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/13

Date of reporting period: 9/30/13

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2013

Hawaiian Tax-Free Trust “Asset Allocation - A Strategy For All Seasons” Serving Hawaii investors for over 25 years

November, 2013

Dear Fellow Shareholder:

     As many of our shareholders are aware, interest rates and the price of bonds (and, in turn, the share price of bond funds) are inversely related. Hence, as interest rates decline, the share price of the bond funds in the Aquila Group generally increases. And, as interest rates increase, the funds’ share price declines. This is an almost inevitable dynamic of the economic cycle. And, since your investment in one of the Aquila bond funds should be viewed as long-term in nature, you are likely to experience both the ups and downs of investing.

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Trust’s share price, we do take steps that attempt to minimize the volatility of such movement. We believe that having your Trust’s portfolio constructed of high-quality securities, together with both short and long-term maturities (to gain stability from the shorter-term maturities and higher yields from the longer-term maturities), will hopefully help to lessen the fluctuations in the overall performance of your investment in the Trust. Thus, we seek to minimize the volatility of share price movements over the life of your investment – making the ups and downs less dramatic than with other types of investments.

     While fluctuation in share price over the life of your investment is inevitable, we believe you will be in a better overall position to weather any particular economic situation if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

     As you may know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to potentially lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family want to achieve).

     Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although there is no simple formula that can identify the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio across exposure to stocks, fixed-income, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on headlines.

     A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

Sincerely, Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minumum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE
TRUST SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (59.2)%	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC
	Insured	Aa1/NR***	$8,340,920
1,000,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa1/NR***	1,080,430
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC
	Insured	Aa1/NR***	8,935,156
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	8,802,005
	City and County of Honolulu, Hawaii,
	Series A
5,000,000	5.000%, 11/01/27	Aa1/NR***	5,611,900
5,000,000	5.000%, 11/01/31	Aa1/NR***	5,428,900
5,000,000	5.000%, 11/01/32	Aa1/NR***	5,401,050
5,000,000	4.000%, 11/01/35	Aa1/NR***	4,801,200
	City and County of Honolulu, Hawaii,
	Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,235,170
	City and County of Honolulu, Hawaii,
	Refunding & Improvement, Series B,
	ETM
630,000	5.000%, 10/01/13	Aaa/NR	630,076
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 07/01/15
	@100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,402,150
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,402,150
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	12,965,160
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,563,010
	City and County of Honolulu, Hawaii,
	Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,280,080
5,000,000	5.000%, 04/01/19	Aa1/NR***	5,822,100
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,509,714

1 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Series A, Refunding, Prerefunded to
	07/01/14 @100
$8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	$8,392,971
	City and County of Honolulu, Hawaii,
	Series B
1,000,000	5.000%, 08/01/19	Aa1/NR***	1,173,850
	City and County of Honolulu, Hawaii,
	Series B
4,430,000	5.000%, 11/01/21	Aa1/NR***	5,263,948
5,000,000	5.000%, 11/20/22	Aa1/NR***	5,933,550
5,000,000	4.000%, 11/01/27	Aa1/NR***	5,165,350
5,000,000	4.500%, 11/01/28	Aa1/NR***	5,325,750
5,000,000	4.500%, 11/01/29	Aa1/NR***	5,254,700
	City and County of Honolulu, Hawaii,
	Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,491,150
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,243,240
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,190,250
	City and County of Honolulu, Hawaii,
	Series C, Prerefunded to 07/01/15
	@100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,282,098
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100
2,595,000	5.000%, 07/01/22 AGM - CR NPFG
	Insured	Aa1/AA-	2,803,716
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	4,051,612
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,569,014
	City and County of Honolulu, Hawaii,
	Series D
3,500,000	5.250%, 09/01/26	Aa1/NR***	3,978,380
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,333,179
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,369,840
8,585,000	5.250%, 09/01/30	Aa1/NR***	9,678,471
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,248,861

2 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Series F
$5,000,000	5.000%, 09/01/19	Aa1/NR***	$5,865,750
5,000,000	5.000%, 09/01/20	Aa1/NR***	5,789,950
	City and County of Honolulu, Hawaii,
	Series F, Prerefunded to 07/01/15
	@100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC
	Insured	Aa1/NR***	1,084,770
5,335,000	5.250%, 07/01/20 NPFG/ FGIC
	Insured	Aa1/NR***	5,787,248
	City and County of Honolulu, Hawaii,
	Refunding, Series F, Prerefunded to
	07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC
	Insured	Aa1/NR***	1,620,645
	City and County of Honolulu, Hawaii,
	Board of Water Supply System,
	Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA	3,137,955
	City and County of Honolulu, Hawaii,
	Water Utility Refunding and
	Improvement, ETM, Collateral: U.S.
	Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS
	Insured	Aa1/NR	1,175,181
	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,155,961
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,558,739
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,289,475
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,713,982
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,108,912
	County of Hawaii, Prerefunded to
	07/15/14 @100
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,089,073
	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	1,917,349
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,170,719

3 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	County of Hawaii, 2013-Series A
$500,000	5.000%, 09/01/23	Aa2/AA-	$584,490
1,000,000	5.000%, 09/01/24	Aa2/AA-	1,159,590
1,000,000	5.000%, 09/01/25	Aa2/AA-	1,146,090
1,575,000	5.000%, 09/01/26	Aa2/AA-	1,776,316
1,000,000	5.000%, 09/01/27	Aa2/AA-	1,116,380
1,000,000	5.000%, 09/01/28	Aa2/AA-	1,105,880
	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	2,007,860
	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,280,240
	County of Hawaii, Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-	1,630,215
	County of Kauai, Hawaii, Series A,
	Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC
	Insured	Aa2/AA	1,084,260
1,555,000	5.000%, 08/01/24 NPFG/ FGIC
	Insured	Aa2/AA	1,686,024
1,500,000	5.000%, 08/01/25 NPFG/ FGIC
	Insured	Aa2/AA	1,626,390
1,000,000	5.000%, 08/01/28 NPFG/ FGIC
	Insured	Aa2/AA	1,084,260
1,000,000	5.000%, 08/01/29 NPFG/ FGIC
	Insured	Aa2/AA	1,084,260
	County of Kauai, Hawaii, 2005-Series
	A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC
	Insured	Aa2/NR	916,200
1,080,000	5.000%, 08/01/17 NPFG/ FGIC
	Insured	Aa2/NR	1,171,001
1,300,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/NR	1,409,538
890,000	5.000%, 08/01/19 NPFG/ FGIC
	Insured	Aa2/NR	964,991
	County of Kauai, Hawaii, 2005-Series
	A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC
	Insured	Aa2/AA	768,697

4 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	County of Kauai, Hawaii, 2005-Series
	A, Unrefunded (continued)
$930,000	5.000%, 08/01/17 NPFG/ FGIC
	Insured	Aa2/AA	$995,435
760,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/AA	809,613
510,000	5.000%, 08/01/19 NPFG/ FGIC
	Insured	Aa2/AA	542,625
	County of Kauai, Hawaii, Refunding,
	Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,044,300
1,445,000	4.000%, 08/01/22	Aa2/AA	1,569,270
1,240,000	4.000%, 08/01/24	Aa2/AA	1,335,505
1,000,000	3.625%, 08/01/25	Aa2/AA	1,025,010
970,000	3.000%, 08/01/25	Aa2/AA	908,056
600,000	3.000%, 08/01/26	Aa2/AA	545,922
2,280,000	4.500%, 08/01/28	Aa2/AA	2,425,031
345,000	5.000%, 08/01/29	Aa2/AA	377,682
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+	928,012
2,000,000	3.000%, 06/01/28	Aa1/AA+	1,750,900
	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,301,612
	County of Maui, Hawaii, Prerefunded
	to 03/01/15 @ 100
180,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	191,956
515,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	549,206
	County of Maui, Hawaii, Unrefunded
	Balance
410,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	432,620
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	862,041
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	619,653
	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,250,138
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	815,228
	County of Maui, Hawaii, Refunding,
	Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,328,607
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,045,641
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,569,790

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	Commonwealth of the Northern
	Mariana Islands, Prerefunded
	to 10/01/13 @100
$500,000	6.750%, 10/01/33	B2/AA+	$500,000
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,203,616
	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,383,000
	State of Hawaii, Prerefunded to
	05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	834,970
	State of Hawaii, Prerefunded 10/01/14
	@100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,234,700
	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC
	Insured	Aa2/AA	3,381,540
	State of Hawaii, Series DD
	Prerefunded 5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,144,250
	State of Hawaii, Series DE
	Prerefunded 10/01/14 @100
750,000	5.000%, 10/01/17 NPFG Insured	Aa2/AA	785,205
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	16,507,970
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/NR	251,390
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,617,350
	State of Hawaii, Series DF
	Prerefunded 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,778,285
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,568,412
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,235,888
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,662,658
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,739,492
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,345,650
	State of Hawaii, Series DF
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,272,550
	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,144,480

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii, Series DI,
	Prerefunded to 03/01/16 @ 100
$5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	$5,538,550
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,046,202
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,538,550
	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC
	Insured	Aa2/AA	5,548,500
	State of Hawaii, Series DJ,
	Prerefunded to 04/01/17 @ 100
2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA-	2,902,119
	State of Hawaii, Series DJ, Unrefunded
	Balance
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	2,735,410
	State of Hawaii, Series DK
1,000,000	5.000%, 05/01/20	Aa2/AA	1,142,360
	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,146,840
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	11,615,300
	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	6,803,046
	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA	1,769,115
7,500,000	5.000%, 12/01/26	Aa2/AA	8,468,325
5,000,000	5.000%, 12/01/28	Aa2/AA	5,524,450
10,575,000	5.000%, 12/01/29	Aa2/AA	11,589,883
8,500,000	5.000%, 12/01/30	Aa2/AA	9,246,895
	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA	1,420,927
5,000,000	5.000%, 11/01/22	Aa2/AA	5,960,200
1,000,000	5.000%, 11/01/24	Aa2/AA	1,163,930
1,000,000	5.000%, 11/01/27	Aa2/AA	1,126,540
	Total General Obligation Bonds		485,131,893

	Revenue Bonds (39.1%)

	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System
1,070,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA	1,134,574
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA	5,332,100

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Prerefunded to 07/01/14 @100
$2,545,000	4.750%, 07/01/19 NPFG/ FGIC
	Insured	Aa2/AA	$2,630,690
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/A	2,214,623
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/A	4,788,174
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR***	5,031,585
4,955,000	4.500%, 07/01/30	Aa2/NR***	5,158,304
5,020,000	5.000%, 07/01/31	Aa2/NR***	5,417,785
3,040,000	5.000%, 07/01/32	Aa2/NR***	3,276,238
5,495,000	5.000%, 07/01/33	Aa2/NR***	5,875,858
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A, Prerefunded
	to 07/01/14 @100
400,000	4.750%, 07/01/20 NPFG/ FGIC
	Insured	Aa2/A	413,468
	City and County of Honolulu, Hawaii,
	Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC
	Insured	Aa2/A	430,248
220,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa2/A	232,148
240,000	5.000%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/A	252,698
	City and County of Honolulu, Hawaii,
	Wastewater System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR***	5,262,700

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Wastewater System
$5,360,000	4.500%, 07/01/28	Aa2/NR***	$5,646,170
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,645,805
1,000,000	4.000%, 07/01/31	Aa2/NR***	991,160
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,167,740
	City and County of Honolulu, Hawaii,
	Wastewater System, Prerefunded
	to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC
	Insured	Aa2/A	3,203,475
1,605,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa2/A	1,734,090
1,760,000	5.000%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/A	1,901,557
	City and County of Honolulu, Hawaii,
	Wastewater System, First Bond
	Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/NR***	1,153,790
2,455,000	5.000%, 07/01/21	Aa2/NR***	2,799,756
2,800,000	5.000%, 07/01/22	Aa2/NR***	3,177,104
3,300,000	5.000%, 07/01/23	Aa2/NR***	3,721,839
2,500,000	5.000%, 07/01/24	Aa2/NR***	2,811,050
	City and County of Honolulu, Hawaii,
	Wastewater System, First Bond
	Resolution-Senior Series A
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/A	1,040,740
	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond
	Resolution-Junior-Series A
1,000,000	4.000%, 07/01/14	Aa3/NR***	1,028,100
1,080,000	5.000%, 07/01/22	Aa3/NR***	1,228,554
	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond
	Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/NR***	7,808,924
	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond,
	Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR***	1,461,069
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR***	2,103,287
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR***	2,203,437

9 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First
	Bond Resolution - A
$2,000,000	5.000%, 07/01/29	Aa2/NR***	$2,180,140
1,000,000	5.000%, 07/01/30	Aa2/NR***	1,081,550
1,000,000	5.000%, 07/01/31	Aa2/NR***	1,075,410
1,500,000	5.000%, 07/01/32	Aa2/NR***	1,605,105
4,000,000	5.000%, 07/01/37	Aa2/NR***	4,193,120
2,500,000	5.000%, 07/01/42	Aa2/NR***	2,596,700
	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First
	Bond Resolution - B
2,000,000	4.000%, 07/01/28	Aa2/NR***	2,029,440
3,000,000	4.000%, 07/01/30	Aa2/NR***	2,985,360
	Hawaii State Department of Budget and
	Finance of the State of Hawaii Special
	Purpose Revenue (Hawaiian Electric
	Company, Inc. and Subsidiaries
	Projects), Series A-AMT
5,700,000	5.650%, 10/01/27 NPFG Insured	Baa1/A	5,709,975
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaii Pacific Health), Series A
150,000	5.000%, 07/01/19 AMBAC	A2/A-	169,346
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and
	Subsidiaries Projects) Refunding
	Series 2005A
2,000,000	4.800%, 01/01/25 FGIC Insured	Baa1/BBB-	1,952,320
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and
	Subsidiaries Projects), Series B-AMT
1,000,000	5.000%, 12/01/22 Syncora Guarantee,
	Inc. Insured	Baa1/BBB-	1,001,920
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and
	Subsidiaries Projects) Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,975,724

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Senior Living Revenue, Kahala Nui)
$3,175,000	5.125%, 11/15/32	NR/NR***	$3,175,953
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A2/A-	1,145,000
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Refunding Queens Health System,
	Series A VRDO*, weekly reset
16,830,000	0.090%, 07/01/29 Bank of America
	LOC	VMIG2/A-1*	16,830,000
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Refunding Queens Health System,
	Series B, VRDO* weekly
6,200,000	0.090%, 07/01/29 Bank of America
	LOC	VMIG2/A-1*	6,200,000
	Hawaii State Department of Hawaiian
	Home Lands
730,000	4.500%, 04/01/14	A1/NR****	742,206
500,000	5.000%, 04/01/15	A1/NR****	527,215
715,000	5.000%, 04/01/17	A1/NR****	782,231
1,000,000	5.500%, 04/01/20	A1/NR****	1,110,260
	Puerto Rico Electric Power Authority
	Power Revenue Series QQ
3,195,000	5.500%, 07/01/16 Syncora Guarantee,
	Inc. Insured	Baa3/BBB	3,099,949
	Puerto Rico Electric Power Authority
	Power Revenue Series TT
5,000,000	5.000%, 07/01/26	Baa3/BBB	3,939,600
	State of Hawaii Airport System Revenue
	Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A	17,092,200
5,000,000	5.000%, 07/01/22	A2/A	5,638,400
1,500,000	5.000%, 07/01/23	A2/A	1,657,830
3,000,000	5.000%, 07/01/24	A2/A	3,279,390

11 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii Airport System Revenue
	Refunding, Series A
$1,150,000	5.250%, 07/01/21	A2/A	$1,338,140
1,000,000	5.250%, 07/01/23	A2/A	1,151,570
1,000,000	5.250%, 07/01/27	A2/A	1,106,170
	State of Hawaii Airport System Revenue,
	Series A
1,320,000	5.250%, 07/01/20	A2/A	1,551,119
2,000,000	4.000%, 07/01/20	A2/A	2,188,980
3,000,000	5.000%, 07/01/22	A2/A	3,436,680
1,000,000	5.250%, 07/01/28	A2/A	1,095,460
	State of Hawaii Harbor System,
	Series A
16,500,000	5.750%, 07/01/35	A2/A	17,906,790
4,000,000	5.625%, 07/01/40	A2/A	4,275,760
	State of Hawaii Harbor System,
	Series A 2006
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA-	5,039,133
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA-	1,476,898
	State of Hawaii Harbor System,
	Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA-	2,156,400
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA-	2,478,496
	State of Hawaii Highway Revenue
500,000	5.000%, 01/01/14	Aa2/AA+	505,910
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,136,360
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,158,990
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,254,638
5,220,000	6.000%, 01/01/23	Aa2/AA+	5,990,785
	State of Hawaii Highway Revenue,
	Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,059,310
2,000,000	5.000%, 07/01/22 AGM Insured	Aa2/AA+	2,110,440
	State of Hawaii Highway Revenue,
	Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+	6,594,300
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,466,417
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,303,375
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,253,742

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii Highway Revenue,
	Series B
$2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	$2,564,638
	State of Hawaii Housing Finance and
	Development Corp., Iwilei
	Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+	1,856,800
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
2,060,000	4.500%, 01/01/26 FNMA/GNMA
	Collateralized	Aaa/AA+	2,188,997
	State of Hawaii Housing Finance and
	Development Corp. Multifamily
	Revenue, Halekauwila Place, Series
	2012A
2,000,000	0.70%, 12/01/15 FHA Insured	NR/AA+	2,001,180
	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC NPFG
	Insured	Aa2/AA-	2,174,160
	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,415,300
	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,103,630
2,725,000	5.500%, 10/01/22	Aa2/A+	3,133,287
5,225,000	5.250%, 10/01/34	Aa2/A+	5,621,943
	University of Hawaii, Revenue
	Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	829,221
1,510,000	5.000%, 10/01/17	Aa2/A+	1,723,620
230,000	2.000%, 10/01/18	Aa2/A+	230,872
	University of Hawaii, Revenue
	Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/A+	1,064,810
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,124,011
	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,034,680
500,000	4.000%, 10/01/15	Aa2/A+	535,620
1,125,000	4.000%, 10/01/16	Aa2/A+	1,224,315
2,175,000	4.000%, 10/01/17	Aa2/A+	2,398,394
1,000,000	4.000%, 10/01/19	Aa2/A+	1,104,120

13 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal			Rating
Amount		Revenue Bonds (continued)	Moody’s/S&P	Value

		University of Hawaii, Series B-2
$1,500,000		4.000%, 10/01/14	Aa2/A+	$1,552,020
		Total Revenue Bonds		320,972,665

		Total Investments (cost $783,145,691-
		note 4)	98.3%	806,104,558
		Other assets less liabilities	1.7	13,900,428
		NET ASSETS	100.0%	$820,004,986

	*	Variable rate demand obligations (“VRDOs”) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

	**	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

		Fitch Ratings: *** AA **** A ***** BBB

Percent of
Portfolio Distribution by Quality Rating	Portfolio†
Aaa or VMIG2of Moody’s and A-1 of S&P	3.1%
Pre-Refunded bonds††/Escrowed to Maturity bonds	25.3
Aa of Moody’s or AA of S&P	59.0
A of Moody’s	9.6
Baa of Moody’s	3.0
100.0%

†	Calculated using the Moody’s rating unless otherwise noted.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

14 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

PORTFOLIO ABBREVIATIONS:

AGC – Assured Guaranty Insurance	FNMA – Federal National Mortgage Association
AGM – Assured Guaranty Municipal Corp.	GNMA – Government National Mortgage Association
AMBAC – American Municipal Bond Assurance Corporation	ICC – Insured Custody Certificate
AMT – Alternative Minimum Tax	LOC – Letter of Credit
CR – Custodial Receipts	NPFG – National Public Finance Guarantee
ETM – Escrowed to Maturity	NR – Not Rated
FGIC – Financial Guaranty Insurance Co.	TCRS – Transferable Custodial Receipts
FHA – Federal Housing Administration	VRDO – Variable Rate Demand Obligation
FHLMC – Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements.

15 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2013 (unaudited)

ASSETS
Investments at value (cost $783,145,691)	$806,104,558
Cash	5,086,642
Interest receivable	10,397,325
Receivable for Trust shares sold	77,093
Other assets	7,621
Total assets	821,673,239
LIABILITIES
Payable for Trust shares redeemed	604,474
Dividends payable	310,672
Advisory and Administrative fees payable	302,752
Payable for investment securities purchased	166,971
Distribution and service fees payable	30,090
Accrued expenses	253,294
Total liabilities	1,668,253
NET ASSETS	$820,004,986
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$725,446
Additional paid-in capital	804,096,483
Net unrealized appreciation on investments (note 4)	22,958,867
Accumulated net realized loss on investments	(7,775,810)
	$820,004,986
CLASS A
Net Assets	$707,620,438
Capital shares outstanding	62,602,444
Net asset value and redemption price per share	$11.30
Maximum offering price per share (100/96 of $11.30)	$11.77
CLASS C
Net Assets	$77,971,077
Capital shares outstanding	6,902,432
Net asset value and offering price per share	$11.30
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$11.30	*
CLASS Y
Net Assets	$34,413,471
Capital shares outstanding	3,039,674
Net asset value, offering and redemption price per share	$11.32

See accompanying notes to financial statements.

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2013 (unaudited)

Investment Income:
Interest income		$14,878,096
Expenses:

Investment Adviser fees (note 3)	$995,454
Distribution and service fees (note 3)	1,182,359
Administrator fees (note 3)	955,666
Transfer and shareholder servicing agent fees	248,968
Trustees’ fees and expenses (note 8)	157,515
Legal fees (note 3)	100,931
Fund accounting fees	67,595
Shareholders’ reports and proxy statements	65,515
Custodian fees (note 6)	29,583
Registration fees and dues	23,760
Insurance	21,076
Auditing and tax fees	12,785
Chief compliance officer services (note 3)	2,771
Miscellaneous	27,555
Total expenses	3,891,533

Expenses paid indirectly (note 6)	(205)
Net expenses		3,891,328
Net investment income		10,986,768

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(30,801)
Change in unrealized appreciation on
investments	(33,676,503)

Net realized and unrealized gain
on investments		(33,707,304)
Net change in net assets resulting from
operations		$(22,720,536)

See accompanying notes to financial statements.

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Year Ended
	(unaudited)	March 31, 2013
OPERATIONS:
Net investment income	$10,986,768	$22,423,881
Net realized gain (loss) from securities
transactions	(30,801)	336,178
Change in unrealized appreciation on
investments	(33,676,503)	7,034,848
Net change in net assets resulting from
operations	(22,720,536)	29,794,907

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(9,667,242)	(19,896,843)

Class C Shares:
Net investment income	(791,101)	(1,573,305)

Class Y Shares:
Net investment income	(528,425)	(953,733)
Change in net assets from distributions	(10,986,768)	(22,423,881)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	30,531,489	112,355,225
Reinvested dividends and distributions	7,410,364	13,983,469
Cost of shares redeemed	(89,634,482)	(88,359,438)
Change in net assets from capital share
transactions	(51,692,629)	37,979,256

Change in net assets	(85,399,933)	45,350,282

NET ASSETS:
Beginning of period	905,404,919	860,054,637

End of period	$820,004,986	$905,404,919

See accompanying notes to financial statements.

18 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2013 (unaudited)

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	806,104,558
Level 3 – Significant Unobservable Inputs	–
Total	$806,104,558

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

20 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2013.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (“the Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments and provides various services to the Trust. Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. The Administrator provides all administrative services to the Trust, other those relating to the management of the Trust’s investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all various support organizations to the Trust such as the shareholder servicing agent, fund accounting, custodian, legal counsel, auditors and distributor.

     The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

     Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2013, service fees on Class A Shares amounted to $743,227 of which the Distributor retained $31,980.

21 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $329,349. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $109,783. The total of these payments made with respect to Class C Shares amounted to $439,132 of which the Distributor retained $90,951.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2013, total commissions on sales of Class A Shares amounted to $448,800, of which the Distributor received $63,215.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2013, purchases of securities and proceeds from the sales of securities aggregated $27,127,617 and $40,569,119, respectively.

     At September 30, 2013, the aggregate tax cost for all securities was $783,145,691. At September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $33,705,258 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $10,746,391 for a net unrealized appreciation of $22,958,867.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

22 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	September 30, 2013		Year Ended
	(unaudited)		March 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,790,664	$20,663,700	6,112,168	$72,132,528
Reinvested distributions	590,092	6,720,131	1,075,923	12,704,973
Cost of shares redeemed	(5,728,998)	(65,347,789)	(5,754,897)	(67,978,038)
Net change	(3,348,242)	(37,963,958)	1,433,194	16,859,463
Class C Shares:
Proceeds from shares sold	573,002	6,651,953	2,341,947	27,612,368
Reinvested distributions	47,166	537,145	84,846	1,001,544
Cost of shares redeemed	(1,571,141)	(17,836,934)	(1,371,718)	(16,181,022
Net change	(950,973)	(10,647,836)	1,055,075	12,432,890
Class Y Shares:
Proceeds from shares sold	276,751	3,215,836	1,065,427	12,610,329
Reinvested distributions	13,366	153,088	23,397	276,952
Cost of shares redeemed	(565,741)	(6,449,759)	(355,169)	(4,200,378)
Net change	(275,624)	(3,080,835)	733,655	8,686,903
Total transactions in Trust
shares	(4,574,839)	$(51,692,629)	3,221,924	$37,979,256

8. Trustees’ Fees and Expenses

     At September 30, 2013 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2013 was $126,118. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2013, such meeting-related expenses amounted to $31,397.

23 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2013 the Trust had a capital loss carryover of $7,739,358, of which $1,982,286 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017, $3,244,561 expires in 2018, and $62,543 expires in 2019. At March 31, 2013, there was a post October capital loss deferral of $5,651. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

     The tax character of distributions was as follows:

	Year Ended March 31,
	2013	2012
Net tax-exempt income	$22,348,433	$24,124,030
Ordinary income	75,448	63,938
Long-term capital gain	–	–
	$22,423,881	$24,187,968

24 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     As of March 31, 2013, the components of distributable earnings on a tax basis were

Unrealized appreciation	$56,635,370
Undistributed tax-exempt income	294,802
Other accumulated losses	(7,739,358)
Other temporary differences	(300,453)
$48,890,361

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Beginning in December 2007, the three major rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

25 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/13		Year Ended March 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.74		$11.64	$11.17	$11.34	$11.21	$11.15
Income (loss) from investment operations:
Net investment income(1)	0.15		0.30	0.34	0.36	0.36	0.42
Net gain (loss) on securities (both
realized and unrealized)	(0.44)		0.10	0.47	(0.17)	0.13	0.06
Total from investment operations	(0.29)		0.40	0.81	0.19	0.49	0.48
Less distributions (note 10):
Dividends from net investment income.	(0.15)		(0.30)	(0.34)	(0.36)	(0.36)	(0.42)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.15)		(0.30)	(0.34)	(0.36)	(0.36)	(0.42)
Net asset value, end of period	$11.30		$11.74	$11.64	$11.17	$11.34	$11.21
Total return (not reflecting sales charge) .	(2.48	)%(2)	3.49%	7.34%	1.69%	4.44%	4.43%
Ratios/supplemental data
Net assets, end of period (in millions)	$708		$774	$751	$709	$705	$656
Ratio of expenses to average net assets	0.82	%(3)	0.79%	0.74%	0.74%	0.74%	0.75%
Ratio of net investment income to
average net assets	2.60	%(3)	2.58%	2.97%	3.19%	3.19%	3.80%
Portfolio turnover rate	3	%(2)	9%	20%	7%	13%	10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	0.82	%(3)	0.79%	0.74%	0.74%	0.74%	0.74%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

26 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	9/30/13		Year Ended March 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.73		$11.63	$11.16	$11.34	$11.20	$11.14
Income (loss) from investment operations:
Net investment income(1)	0.10		0.21	0.25	0.27	0.27	0.33
Net gain (loss) on securities (both
realized and unrealized)	(0.42)		0.10	0.47	(0.18)	0.14	0.06
Total from investment operations	(0.32)		0.31	0.72	0.09	0.41	0.39
Less distributions (note 10):
Dividends from net investment income.	(0.11)		(0.21)	(0.25)	(0.27)	(0.27)	(0.33)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.11)		(0.21)	(0.25)	(0.27)	(0.27)	(0.33)
Net asset value, end of period	$11.30		$11.73	$11.63	$11.16	$11.34	$11.20
Total return (not reflecting CDSC)	(2.79	)%(2)	2.67%	6.49%	0.79%	3.70%	3.60%
Ratios/supplemental data
Net assets, end of period (in millions)	$78		$92	$79	$65	$52	$34
Ratio of expenses to average net assets	1.62	%(3)	1.59%	1.54%	1.54%	1.54%	1.55%
Ratio of net investment income to
average net assets	1.80	%(3)	1.77%	2.15%	2.38%	2.37%	2.99%
Portfolio turnover rate	3	%(2)	9%	20%	7%	13%	10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	1.62	%(3)	1.58%	1.54%	1.54%	1.54%	1.54%
_______________
(1) Per share amounts have been calculated using the daily average shares method
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

27 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	9/30/13		Year Ended March 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.76		$11.66	$11.19	$11.36	$11.23	$11.17
Income (loss) from investment operations:
Net investment income(1)	0.16		0.33	0.36	0.38	0.39	0.44
Net gain (loss) on securities (both
realized and unrealized)	(0.44)		0.10	0.47	(0.16)	0.13	0.06
Total from investment operations	(0.28)		0.43	0.83	0.22	0.52	0.50
Less distributions (note 10):
Dividends from net investment income.	(0.16)		(0.33)	(0.36)	(0.39)	(0.39)	(0.44)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.16)		(0.33)	(0.36)	(0.39)	(0.39)	(0.44)
Net asset value, end of period	$11.32		$11.76	$11.66	$11.19	$11.36	$11.23
Total return	(2.38	)%(2)	3.69%	7.55%	1.89%	4.65%	4.64%
Ratios/supplemental data
Net assets, end of period (in millions)	$34		$39	$30	$28	$33	$30
Ratio of expenses to average net assets	0.62	%(3)	0.59%	0.54%	0.54%	0.54%	0.55%
Ratio of net investment income to
average net assets	2.80	%(3)	2.77%	3.17%	3.38%	3.39%	4.00%
Portfolio turnover rate	3	%(2)	9%	20%	7%	13%	10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	0.62	%(3)	0.59%	0.54%	0.54%	0.54%	0.54%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

28 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(2.48)%	$1,000.00	$975.20	$4.06
Class C	(2.79)%	$1,000.00	$972.10	$8.01
Class Y	(2.38)%	$1,000.00	$976.20	$3.07

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.82%, 1.62% and 0.62% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

29 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.96	$4.15
Class C	5.00%	$1,000.00	$1,016.95	$8.19
Class Y	5.00%	$1,000.00	$1,021.96	$3.14

(1)
Expenses are equal to the annualized expense ratio of 0.82%, 1.62% and 0.62% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds. com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 months ended June 30, 2013, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2013, $22,348,433 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.7% of total dividends paid during fiscal 2013, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2014, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2013 calendar year.

31 | Hawaiian Tax-Free Trust

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the “Trust”) was held on October 25, 2013. The holders of shares representing 78% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.	To elect Trustees.

	Dollar Amount of Votes:

Trustee	For	Withheld
Diana P. Herrmann	$638,108,728	$13,687,632
Richard L. Humphreys	$648,588,043	$ 3,208,317
Bert A. Kobayashi, Jr.	$647,490,412	$ 4,305,948
Glenn P. O’Flaherty	$648,707,773	$ 3,088,588
Russell K. Okata	$644,585,546	$ 7,210,814

2.	To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

	Dollar Amount of Votes:

For	Against	Abstain
$629,520,824	$13,818,510	$17,873,945

32 | Hawaiian Tax-Free Trust

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Adviser
ASSET MANAGEMENT GROUP of
BANK of HAWAII
130 Merchant Street, Suite 370
Honolulu, Hawaii 96813

Board of Trustees
     Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 10 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 10 , 2013

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.